Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		$ 8,838,305	$ 7,346,972
Additions			1,350,064
Interest capitalized		396,922	334,668
Depreciation for the year			(189,404)
Impairment charges	$ (600,000)	(596,906)
Disposals and write offs			(3,995)
Property, plant and equipment at end of period		9,782,647	8,838,305
Non-current assets pledged as security		9,781,597	8,838,305
Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		8,838,305
Property, plant and equipment at end of period			8,838,305
Impact of change in accounting policy [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		14,431
Property, plant and equipment at end of period			14,431
As restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		8,852,736
Additions		1,356,806
Interest capitalized		396,922
Changes to decommissioning obligations		(32,688)
Depreciation for the year		(191,891)
Impairment charges		(596,906)
Disposals and write offs		(2,332)
Property, plant and equipment at end of period		9,782,647	8,852,736
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		10,753,275
Property, plant and equipment at end of period		12,408,547	10,753,275
Accumulated depreciation / Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(1,914,970)
Property, plant and equipment at end of period		(2,625,900)	(1,914,970)
Mining Property Interests [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		799,113	834,310
Additions			21,137
Depreciation for the year			(56,334)
Property, plant and equipment at end of period		723,516	799,113
Non-current assets pledged as security		723,516	799,113
Mining Property Interests [member] | Oyu Tolgoi [member] | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		799,113
Property, plant and equipment at end of period			799,113
Mining Property Interests [member] | Oyu Tolgoi [member] | As restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		799,113
Additions		56,083
Changes to decommissioning obligations		(32,688)
Depreciation for the year		(46,985)
Impairment charges		(52,007)
Property, plant and equipment at end of period		723,516	799,113
Mining Property Interests [member] | Cost [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		1,247,246
Property, plant and equipment at end of period		1,270,641	1,247,246
Mining Property Interests [member] | Accumulated depreciation / Impairment [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(448,133)
Property, plant and equipment at end of period		(547,125)	(448,133)
Plant and equipment [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		3,263,447	3,197,491
Depreciation for the year			(133,070)
Disposals and write offs			(3,995)
Transfers and other movements			203,021
Property, plant and equipment at end of period		3,126,331	3,263,447
Non-current assets pledged as security		3,126,331	3,263,447
Plant and equipment [member] | Oyu Tolgoi [member] | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		3,263,447
Property, plant and equipment at end of period			3,263,447
Plant and equipment [member] | Oyu Tolgoi [member] | Impact of change in accounting policy [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		14,431
Property, plant and equipment at end of period			14,431
Plant and equipment [member] | Oyu Tolgoi [member] | As restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		3,277,878
Additions		430
Depreciation for the year		(144,825)
Impairment charges		(180,192)
Disposals and write offs		(2,184)
Transfers and other movements		175,224
Property, plant and equipment at end of period		3,126,331	3,277,878
Plant and equipment [member] | Cost [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		4,729,132
Property, plant and equipment at end of period		4,840,318	4,729,132
Plant and equipment [member] | Accumulated depreciation / Impairment [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(1,465,685)
Property, plant and equipment at end of period		(1,713,987)	(1,465,685)
Capital works in progress [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		4,775,745	3,315,171
Additions			1,328,927
Interest capitalized			334,668
Transfers and other movements			(203,021)
Property, plant and equipment at end of period		5,931,750	4,775,745
Non-current assets pledged as security		5,931,750	4,775,745
Capital works in progress [member] | Oyu Tolgoi [member] | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		4,775,745
Property, plant and equipment at end of period			4,775,745
Capital works in progress [member] | Oyu Tolgoi [member] | As restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		4,775,745
Additions		1,299,162
Interest capitalized		396,922
Impairment charges		(364,707)
Disposals and write offs		(148)
Transfers and other movements		(175,224)
Property, plant and equipment at end of period		5,931,750	4,775,745
Capital works in progress [member] | Cost [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		4,775,745
Property, plant and equipment at end of period		6,296,457	4,775,745
Capital works in progress [member] | Accumulated depreciation / Impairment [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		0
Property, plant and equipment at end of period		(364,707)	0
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period		1,050
Plant and equipment [member] | As restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions		1,131
Depreciation for the year		(81)
Property, plant and equipment at end of period		1,050
Plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		1,152
Property, plant and equipment at end of period		1,131	1,152
Plant and equipment [member] | Accumulated depreciation / Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(1,152)
Property, plant and equipment at end of period		$ (81)	$ (1,152)